Share Based Award Plan - Additional Information of Baidu, Inc. (Detail) - Parent Company $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 $ / shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 $ / shares	Dec. 31, 2015 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of voting power	10.00%	10.00%
The weighted-average grant-date fair value of restricted shares granted during respective years	$ 1,979.30
2008 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance | shares	3,428,777						3,428,777
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised	$ 30,860	¥ 199,880	¥ 224,800		¥ 114,210
Total fair value of options vested	23,000	¥ 149,000	149,220		123,440
Unrecognized share-based compensation cost	$ 53,880						¥ 349,030
A weighted-average vesting period over which the deferred cost is expected to be recognized	2 years 7 months 17 days	2 years 7 months 17 days
The weighted-average grant-date fair value of options granted during respective years	$ 790.00			$ 755.00		$ 419.80
Stock Options | 2008 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	2 years	2 years
Stock Options | 2008 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	4 years	4 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost	$ 365,950						¥ 2,370,000
A weighted-average vesting period over which the deferred cost is expected to be recognized	3 years 1 month 17 days	3 years 1 month 17 days
Total fair value of shares vested during respective years, restricted shares	$ 108,160	¥ 700,660	¥ 324,410		¥ 247,240
The weighted-average grant-date fair value of restricted shares granted during respective years	$ 1,979.30			$ 1,815.60		$ 1,137.00
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	2 years	2 years
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting term	4 years	4 years
Employee Holding No More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted	10 years	10 years
Employee Holding More Than Ten Percent Voting Power | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of share-based awards granted	5 years	5 years
Employee Holding More Than Ten Percent Voting Power | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the fair market value of the entity's ordinary shares	110.00%						110.00%